SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	[1]	$ 1,700	$ 2,028	$ 2,343
Marketing and medical support		740	1,298	1,055
Depreciation and amortization		82	49	9
Shipping and delivery		282	200	192
Registration and marketing license fees		424	489	589
Selling and marketing		$ 3,228	$ 4,064	$ 4,188

[1]	The salary costs for the year ended December 31,2020 Includes one time payment of $243 derived from restructuring astrategy at the EU subsidery.